Fair Value Measurement	12 Months Ended
Dec. 31, 2012
Fair Value Measurement
26.	FAIR VALUE MEASUREMENT

Effective January 1, 2008, the Group adopted ASC subtopic 820-10 (“ASC 820-10”), Fair Value Measurement and Disclosure: Overall. ASC 820-10 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Although the adoption of ASC 820-10 did not impact the Group’s financial condition, results of operations or cash flow, ASC 820-10 requires additional disclosures to be provided on fair value measurement.

ASC 820-10 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 820-10, the Company measures cash equivalents, short-term investments, available-for-sale securities, and held-to-maturity securities at fair value. Fixed rate time deposits recorded as cash equivalents, short-term investments or held-to-maturity are classified within Level 1 as they are valued using a quoted market price in active markets for identical assets. Available-for-sale securities and investment in CR Trust recorded as held-to-maturity securities are classified within Level 3 as they are valued based on a model utilizing unobservable inputs which require significant management judgment and estimation.

Assets measured at fair value on a recurring basis are summarized below:

	Fair Value Measurement at December 31, 2012 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2012
	(RMB)	(RMB)	(RMB)	(RMB)	(US$)
Cash equivalents -Fixed rate time deposit	700,000,000			700,000,000	112,357,747
Short term investment -Fixed rate time deposit	139,314,900			139,314,900	22,361,583
Held-to-maturity -Fixed rate time deposit	100,000,000			100,000,000	16,051,107
Available-for-sale securities	—	—	78,740,916	78,740,916	12,638,788

Total	939,314,900	—	78,740,916	1,018,055,816	163,409,225

	Fair Value Measurement at December 31, 2011 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2011
	(RMB)	(RMB)	(RMB)	(RMB)
Cash equivalents -Fixed rate time deposit	50,000,000			50,000,000
Short term investment -Fixed rate time deposit	319,774,660			319,774,660
Held-to-maturity -Fixed rate time deposit	—		—	—
Available-for-sale securities	—	—	386,851,118	386,851,118

Total	369,774,660	—	386,851,118	756,625,778

Assets not measured at fair value in the statement of financial position but for which the fair value is disclosed are summarized below:

Fair Value Measurement at December 31, 2012 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)		Fair Value at December 31, 2012
	(RMB)	(RMB)	(RMB)		(RMB)		(US$)
Held-to-maturity -CR Trust			118,000,000 134,000,000	–	118,000,000 134,000,000	–	18,940,306 21,508,483	–

Total	—	—	118,000,000 134,000,000	–	118,000,000 134,000,000	–	18,940,306 21,508,483	–

	Fair Value Measurement at December 31, 2011 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2011
	(RMB)	(RMB)	(RMB)	(RMB)
Held-to-maturity -CR Trust			100,000,000	100,000,000

Total	—	—	100,000,000	100,000,000

The following table summarizes the valuation of the available-for-sale securities:

Amount
(RMB)
Fair value of available-for-sale investment as at January 1, 2011	423,302,661
Unrealized gain in fair value of Series A Preferred Shares in MET (see Note 12)	4,893,132
Unrealized loss in fair value of Series C Preferred Shares in 51.com (see Note 12)	(20,890,689)
Transfer in and/or out of Level 3	—
Effect of exchange rate change	(20,453,986)

Fair value of available-for-sale investment as at December 31, 2011	386,851,118

Unrealized loss in fair value of Series A Preferred Shares in MET (see Note 12)	(2,637,805)
Reverse unrealized gain in fair value of Series A Preferred Shares in MET (see Note 12)	(18,054,900)
Transfer out of Level 3-Series A Preferred Shares in MET	(34,149,500)
Reverse unrealized gain in fair value of Series C Preferred Shares in 51.com (see Note 12)	(18,672,228)
Impairment in fair value of Series C Preferred Shares in 51.com (see Note 12)	(240,725,709)
Effect of exchange rate change	6,129,940

Fair value of available-for-sale investment as at December 31, 2012	78,740,916

Fair value of available-for-sale investment as at December 31, 2012 (US$)	12,638,788

The fair value of available-for-sale investment in Series C Preferred Share of 51.com as of December 31, 2011 and 2012 was estimated using an enterprise value allocation (“EVA”) model.

The EVA model requires inputs of highly subjective assumptions including the expected stock price volatility and the probability of occurrence under three different scenarios (which is based on management reasonable estimation), namely 1) an initial public offering occurs (“IPO”), 2) 51.com liquidates (“Liquidation”) and 3) 51.com’s preferred share are redeemed at maturity (“Redemption”). For the expected volatilities, the Company has made reference to historical volatilities of several comparable companies. The risk-free rate is based on the yield of U.S. Dollar China Sovereign Bond as of December 31, 2011 and 2012 with the term corresponding to the maturity of the preferred shares.

The fair value of the Series C Preferred Share of 51.com under EVA model for 2011 and 2012 was estimated using the following assumptions:

	December 31,	December 31,
	2011 (EVA model)	2012 (EVA model)

Risk-free interest rates	0.72%	0.14%
Expected volatility	50.92%	42.78%
Probabilities of different scenarios:
- IPO	25%	0%
- Liquidation	25%	100%
- Redemption	50%	0%

Due to events previously discussed at Note12 (i) that occurred at 51.com that resulted in other-than-temporary impairment, the valuation model for the valuation date of December 31, 2012 also ignores certain liquidation rights associated with the Preferred Shares as the realization of these rights are remote. Under this condition, the value of a Preferred Share is the same as that of an Ordinary Share and thus it is equal to the total equity value of the 51.com divided by the number of all the Preferred Shares and the Ordinary Shares.

The fair value of the 100% equity interest of 51.com was determined based on an independent valuation using an income approach.

In September 2009, the Group made an investment in MET’s Series A Preferred Shares with both redemption and conversion features. This investment is recognized as an available-for-sale investment and its fair value was estimated using an enterprise value allocation (“EVA”) model for the year ended December 31, 2011 and for the period through to May 31, 2012 when the Group recharacterized this investment from available-for-sale securities to a cost-method investment.

The EVA model requires inputs of highly subjective assumptions including the expected stock price volatility and the probability of occurrence under three different scenarios (which is based on management reasonable estimation), namely 1) an initial public offering occurs (“IPO”), 2) MET liquidates (“Liquidation”) and 3) MET’s preferred share are redeemed at maturity (“Redemption”). For the expected volatilities, the Company has made reference to historical volatilities of several comparable companies. The risk-free rate is based on the yield of U.S. Dollar China Sovereign Bond as of December 31, 2011 with the term corresponding to the maturity of the preferred shares.

The fair value of the MET’s Series A Preferred Shares was estimated using the following assumptions:

	December 31, 2011	May 31, 2012

Risk-free interest rates	0.35%	0.32%
Expected volatility	52.36%	48.90%
Probabilities of different scenarios:
- IPO	—	—
- Liquidation	25%	25%
- Redemption	75%	75%

The fair value of the 100% equity interest of MET was determined based on an independent valuation using an income approach.

In accordance with ASC 820, the Company measures acquired intangible assets, goodwill, impairment of intangible assets at fair value and impairment of avail-for-sale investments at fair value. These assets are classified within Level 3 because they are valued using an income approach using discounted cash flows derived on management’s assumptions and estimates as further discussed in Notes 2.9, 2.10,2.11, 7 and 12.

Assets measured at fair value on a non-recurring basis are summarized as below:

	Fair Value at December 31, 2012	Total impairment loss recognized for the year ended December 31, 2012
	(RMB)	(RMB)

Goodwill	77,114,041	—
Acquired intangible assets-software - KOK 3 game software	15,833,333	—
Impairment loss of Available-for-sale investment 51.com	—	240,725,709